Business acquisitions and dispositions	12 Months Ended
Dec. 31, 2024
Business Combinations And Disposition [Abstract]
Business acquisitions and dispositions	Business acquisitions and dispositions
2024
Acquisition of OUTFRONT Media’s Canadian out-of-home media business
On June 7, 2024, Bell Media completed the acquisition of OUTFRONT Media Inc.’s Canadian out-of-home media business, OUTEDGE Media Canada (OUTEDGE), for cash consideration of $429 million ($418 million net of cash acquired). The acquisition of OUTEDGE is expected to support Bell Media’s digital media strategy and to deliver multi-channel marketing solutions across Canada. The results of OUTEDGE are included in our Bell Media segment.
Pursuant to a consent agreement negotiated with the Competition Bureau, Bell Media must dispose of 669 advertising displays in Québec and Ontario. On October 4, 2024, we entered into an agreement to dispose of these advertising displays for estimated proceeds of $14 million, subject to adjustments. Completion of the sale is expected in the first quarter of 2025, subject to receipt of the Competition Bureau’s approval and other customary closing conditions.
The allocation of the purchase price of OUTEDGE includes provisional estimates, in particular for finite-life intangible assets.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2024
Cash consideration paid	429
Total cost to be allocated	429
Trade and other receivables	40
Other non-cash working capital	6
Assets held for sale	11
Property, plant and equipment	263
Finite-life intangible assets	17
Other non-current assets	34
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(10)
Long-term debt	(100)
Deferred tax liabilities	(87)
Other non-current liabilities	(7)
134
Cash and cash equivalents	11
Fair value of net assets acquired	145
Goodwill (1)	284
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Media group of CGUs.
Operating revenues of $65 million from OUTEDGE are included in the income statements for the year ended December 31, 2024, from the date of acquisition. BCE’s operating revenues for the year ended December 31, 2024 would have been $24,457 million had the acquisition of OUTEDGE occurred on January 1, 2024. This proforma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for the year ended December 31, 2024 and the impact on our net earnings would not have been significant had the acquisition occurred on January 1, 2024.
Acquisition of Stratejm
On July 2, 2024, Bell Canada acquired Stratejm Inc. (Stratejm) for cash consideration of $78 million ($73 million net of cash acquired) and $11 million of estimated additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2027 and the maximum amount payable is $20 million. Contingent consideration is estimated to be $11 million at December 31, 2024. Stratejm leverages artificial intelligence through end-to-end Security-as-a-Service solutions, real-time threat detection and response, and streamlining incident management processes. The results of Stratejm are included in our Bell CTS segment.
The allocation of the purchase price of Stratejm includes provisional estimates.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2024
Cash consideration paid	78
Contingent consideration	11
Total cost to be allocated	89
Trade and other receivables	5
Other non-cash working capital	2
Other non-current assets	1
Trade payables and other liabilities	(3)
Contract liabilities	(7)
Deferred tax liabilities	(1)
(3)
Cash and cash equivalents	5
Fair value of net assets acquired	2
Goodwill (1)	87
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.
Operating revenues of $10 million from Stratejm are included in the income statements for the year ended December 31, 2024, from the date of acquisition. BCE’s operating revenues for the year ended December 31, 2024 would have been $24,421 million had the acquisition of Stratejm occurred on January 1, 2024. This proforma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for the year ended December 31, 2024 and the impact on our net earnings would not have been significant had the acquisition occurred on January 1, 2024.
Proposed acquisition of Ziply Fiber
On November 4, 2024, BCE announced that Bell Canada had entered into an agreement to acquire Northwest Fiber Holdco LLP (doing business as Ziply Fiber), the leading fibre Internet provider in the Pacific Northwest of the United States, for approximately $3.65 billion in U.S. dollars (approximately $5 billion in Canadian dollars) in cash and the assumption of outstanding net debt of approximately $1.45 billion in U.S. dollars (approximately $2 billion in Canadian dollars) to be rolled over at transaction close, representing a transaction value of approximately $5.1 billion in U.S. dollars (approximately $7 billion in Canadian dollars). The transaction is subject to certain customary closing conditions and the receipt of certain regulatory approvals, including the Federal Communications Commission, and approvals by state Public Utilities Commissions and, as such, there can be no assurance that the transaction will ultimately be consummated. The proposed acquisition is expected to close in the second half of 2025. This transaction will enhance Bell Canada's growth profile and strategic position by giving it a foothold in the large, underpenetrated United States fibre market, while increasing its scale, diversifying its operating footprint and unlocking significant growth opportunities.
Proposed disposition of Northwestel
On June 10, 2024, Bell Canada entered into an agreement with Sixty North Unity, a consortium of Indigenous communities from the Yukon, the Northwest Territories and Nunavut, to dispose of Northwestel Inc. (Northwestel), the largest telecommunications provider in Canada’s North, for up to $1 billion, subject to adjustments. The transaction is expected to close in 2025 subject to certain closing conditions, including securing financing by Sixty North Unity, the completion of confirmatory due diligence, and receipt of the Competition Bureau's approval and, as such, there can be no assurance that the transaction will ultimately be consummated. The results of Northwestel are included in our Bell CTS segment. In Q4 2024, we received approval from the Competition Bureau.
2023
Acquisition of FX Innovation
On June 1, 2023, Bell acquired FX Innovation, a Montréal-based provider of cloud-focused managed and professional services and workflow automation solutions for business clients, for cash consideration of $157 million ($156 million net of cash acquired), of which $12 million is payable within two years, and an estimated $6 million of additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2027 and the maximum amount payable is $7 million. Contingent consideration is estimated to be $2 million at December 31, 2024. The acquisition of FX Innovation aims to position Bell as a technology services leader for our enterprise customers. The results of FX Innovation are included in our Bell CTS segment.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2023
Cash consideration paid	145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Other non-cash working capital	4
Indefinite-life intangible assets (1)	29
Finite-life intangible assets (2)	23
Other non-current assets	4
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
Deferred tax liabilities	(13)
47
Cash and cash equivalents	1
Fair value of net assets acquired	48
Goodwill (3)	115
(1)Consists of brand assets.
(2)Consists mainly of customer relationship assets and software.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.
Operating revenues of $50 million from FX Innovation are included in the income statements for the year ended December 31, 2023, from the date of acquisition. BCE’s operating revenues for the year ended December 31, 2023 would have been $24,715 million had the acquisition of FX Innovation occurred on January 1, 2023. This proforma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for 2023 and the impact on our net earnings would not have been significant had the acquisition occurred on January 1, 2023.
Disposition of production studios
On May 3, 2023, we completed the sale of our 63% ownership in certain production studios, which were included in our Bell Media segment. We received net cash proceeds of $211 million and recorded a gain on investment of $79 million (before tax expense of $17 million). See Note 9, Other expense, for additional details.
The results of operations of the production studios up to the date of disposition on May 3, 2023 did not have a significant impact on our revenue or net earnings for 2023.
The following table summarizes the carrying value of the assets and liabilities sold:

2023
Trade and other receivables	1
Prepaid expenses	1
Property, plant and equipment	179
Intangible assets	4
Goodwill	76
Total assets	261
Trade payables and other liabilities	10
Contract liabilities	3
Debt due within one year	11
Long-term debt	82
Deferred tax liabilities	3
Total liabilities	109
Non-controlling interest	23
Net assets sold	129